PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF PRINCIPAL SUBSIDIARIES

As of December 31, 2023, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Zhejiang Youji Supply Chain Management Co., Ltd.	Hangzhou	November 30, 2016	100%	Procurement
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Sales of merchandise
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd.	Tianjin	October 16, 2018	100%	Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd.	Hangzhou	August 9, 2018	100%	Procurement
Yunji Sharing Technology Co., Ltd. (“Yunji Sharing”)	Hangzhou	March 5, 2018	100%	Investment holding

SCHEDULE OF VARIABLE INTEREST ENTITIES

As of December 31, 2023, the Company’s principal consolidated VIEs and VIE’s subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

VIEs and VIE subsidiaries
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	Procurement
Zhejiang Jixiang E-commerce Co., Ltd. (“Jixiang”)	Hangzhou	August 14, 2018	100%	E-Commerce
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership (LP) (“Jichuang Taihong”)	Ningbo	January 15, 2019	99.75%	Investment holding
Hangzhou Jiweixiang Food Co., Ltd.	Hangzhou	May 8, 2020	100%	Distribution sales

SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET

	As of December 31,
	2022	2023
	RMB	RMB

Cash and cash equivalents	114,265	20,176
Restricted cash	42,109	27,169
Accounts receivable, net	23,683	60,608
Advance to suppliers	5,434	1,774
Inventories, net	2,635	2,491
Amounts due from the Group companies (1)	719,655	530,998
Amounts due from related parties	46	407
Prepaid expense and other current assets	81,307	58,441
Property, equipment and software, net	4,546	2,430
Long-term investments	214,450	206,152
Other non-current assets	6,417	5,485
Total assets	1,214,547	916,131

Accounts payable	71,007	48,198
Deferred revenue	16,398	6,836
Incentive payables to members	207,331	124,889
Members management fee payable	4,997	3,066
Other payable and accrued liabilities	91,469	65,587
Amounts due to the Group companies (2)	900,852	727,459
Amounts due to related parties	8,083	2,303
Total liabilities (3)	1,300,137	978,338

(1)	Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIEs and their subsidiaries on behalf of other Group companies.

(2)	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIEs and their subsidiaries.

(3)	Amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the primary beneficiary is RMB 399,285 and RMB 250,879 as of December 31, 2022 and 2023, respectively

SCHEDULE OF RISKS IN RELATION IN FINANCIAL STATEMENTS

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Revenues:
Third-party revenues	513,299	349,259	316,382
Intra-Group revenues	501,168	229,562	91,657
Total revenues	1,014,467	578,821	408,039
Operating cost and expenses:
Third-party operating cost and expenses	(906,559)	(478,245)	(272,602)
Intra-Group operating cost and expenses	(118,456)	(178,573)	(142,717)
Total operating cost and expenses	(1,025,015)	(656,818)	(415,319)
Net income/(loss)	164,950	(75,329)	(7,276)

Net cash provided by transactions with external parties	539,673	651,432	215,227
Net cash used in transactions with intra-Group entities	(497,190)	(698,690)	(453,916)
Net cash generated by/(used in) operating activities	42,483	(47,258)	(238,689)

Net cash provided by transactions with external parties	8,102	5,216	9,028
Net cash (used in)/generated by transactions with intra-Group entities	(180,000)	60,000	118,831
Net cash (used in)/generated by investing activities	(171,898)	65,216	127,859

Net cash (used in)/provided by transactions with external parties	(1,198)	197	-
Net cash provided by transactions with intra-Group entities	-	4,250	1,500
Net cash (used in)/generated by financing activities	(1,198)	4,447	1,500
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(383)	1,127	301
Net (decrease)/increase in cash, cash equivalents and restricted cash	(130,996)	23,532	(109,029)
Cash, cash equivalents and restricted cash at beginning of year	263,838	132,842	156,374
Cash, cash equivalents and restricted cash at end of year	132,842	156,374	47,345